Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value		€ 3,228.0
Gains on disposals of investments	[1]	(123.0)	€ 1.0	€ 1.0
Loan loss provisions		(4,491.0)	€ (4,515.0)
Debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		(17.0)
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		(6.0)
Financial assets at fair value through other comprehensive income, category [member] | Loans and receivables, category [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		€ (5.0)
Investment in Kotak Mahindra Bank [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reduction in stake		0.67%
Ownership interest held in equity based investments		3.07%
Number of shares sold		12.7
Proceeds from sale of investments accounted for using equity method		€ 177.0
Fair value		919.0
Gains on disposals of investments		3.6
Investment in Kotak Mahindra Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value		€ 984.0

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.